RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2024
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET

NOTE 15 - RESEARCH AND DEVELOPMENT EXPENSES, NET:

	Year ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Payroll and related expenses	3,095	3,308	1,824
Subcontractors	546	697	1,212
Materials	406	388	945
Operating lease expenses	252	208	189
Depreciation	300	211	130
Maintenance	135	223	136
Other	345	298	86
	5,079	5,333	4,522
Less – grants from governments and others	(17)	(118)	(359)
	5,062	5,215	4,163